Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 3,137	kr 3,756
Additions	30,121	24,765
Disposals/repayments	(30,468)	(25,069)
Revaluation	322	(66)
Translation difference	175	(249)
Closing balance	3,287	3,137
Of which non-current	kr 568	kr 1,221